Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 610,902	$ 597,560
Allowance for credit losses	7,639	5,077
Net	603,263	592,483
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	399,952	379,778
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	43,949	44,330
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	31,213	31,797
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	22,118	21,706
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	46,860	45,630
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	10,892	11,673
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	55,918	62,646
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	284,684	268,169
Allowance for credit losses	884	680
Net	283,800	267,489
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	245,044	226,609
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	9,160	8,915
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,935	2,863
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	17,231	16,105
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,114	2,322
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	8,200	11,355
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	93,758	98,631
Allowance for credit losses	3,155	2,065
Net	90,603	96,566
Loans to consumers [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	73,919	75,478
Loans to consumers [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	823	715
Loans to consumers [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,038	3,741
Loans to consumers [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,773	4,847
Loans to consumers [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,187	5,833
Loans to consumers [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,201	2,800
Loans to consumers [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,817	5,217
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	217,663	212,972
Allowance for credit losses	1,714	1,077
Net	215,949	211,895
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	74,590	69,933
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	43,126	43,615
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	18,356	18,326
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	12,587	11,804
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	22,135	20,955
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,654	4,338
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	42,215	44,001
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,053	5,135
Allowance for credit losses	1,957	1,595
Net	3,096	3,540
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,127	1,133
Allowance for credit losses	487	375
Net	640	758
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	116	94
Allowance for credit losses	4	5
Net	112	89
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	570	485
Allowance for credit losses	222	178
Net	348	307
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	824	642
Allowance for credit losses	498	332
Net	326	310
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	775	844
Allowance for credit losses	233	180
Net	542	664
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	459	505
Allowance for credit losses	102	151
Net	357	354
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,182	1,432
Allowance for credit losses	411	374
Net	771	1,058
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,490	1,830
Allowance for credit losses	392	325
Net	1,098	1,505
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,032	1,094
Allowance for credit losses	820	591
Net	212	503
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,531	2,211
Allowance for credit losses	745	679
Net	$ 1,786	$ 1,532